MAXIM SERIES FUND, INC.
8515 EAST ORCHARD ROAD
GREENWOOD VILLAGE, COLORADO 80111

October 29, 2009

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Maxim Series Fund, Inc. (the “Fund”)
Post-Effective Amendment No. 100 to Registration Statement
on Form N-1A (“Amendment”)
File Nos. 2-75503, 811-03364 ("Registration Statement")

Commissioners:

Electronically transmitted for filing, pursuant to Rule 485(b) under the Securities Act of 1933 (the “1933 Act”), is the above-referenced Amendment.  The Fund is filing the Amendment in order to respond to comments of the Commission staff ("Staff") on Post-Effective Amendment No. 98, filed pursuant to Rule 485(a)(2) on August 12, 2009, relating to six new series of the Fund.

Set forth below is each Staff comment on Post-Effective Amendment No. 98, communicated via telephone to the Fund's outside counsel on October 5, 2009 by Mr. Patrick Scott of the Commission’s Office of Insurance Products, followed by the Fund’s response.

I.  RESPONSES TO STAFF COMMENTS

The following comments relate to the prospectuses for both the SecureFoundation Balanced Portfolio and the SecureFoundation Lifetime Portfolios (collectively, the "Portfolios"), unless otherwise indicated, and include the prospectus page number corresponding to Staff comments.  Capitalized terms not defined in this letter have the meanings given them in the prospectuses.

Comment No. 1

Disclose (on page 1) that the Guarantee Benefit Fee is in addition to the Portfolio's fees and expenses.

Response

Comment complied with.  The Fund has added the following sentence to the fourth paragraph on page 1 of each prospectus:

Balanced Portfolio Prospectus
The Guarantee Benefit Fee is in addition to the fees and expenses of the Portfolio.

Lifetime Portfolio Prospectus
The Guarantee Benefit Fee is in addition to the fees and expenses of the applicable Secure Foundation Lifetime Portfolio.

Comment No. 2

Add (to page 3 for the Balanced Portfolio, and page 4 for the Lifetime Portfolios) disclosure to describe the risks associated with investments in mid-cap companies, if applicable.

Response

The Fund does not currently consider investments in mid-cap companies to be a principal investment risk of the Portfolios.  This determination is guided, in part, by the Underlying Portfolios in which the Portfolios currently intend to invest (as indicated in Appendix A of the prospectuses).

Comment No. 3

Add (to page 7 for the Balanced Portfolio, and page 11 for the Lifetime Portfolios) a definition of small size companies.

Response

Comment complied with.  The Funds have added the following sentence to the pages indicated above:

The term small size companies refers to companies with a relatively small market capitalization, such as those in the Russell 2000® Index.

Comment No. 4

Explain to SEC staff the disclosure (on page 3 for the Balanced Portfolio, and page 4 for the Lifetime Portfolios) that MCM may be subject to conflicts of interest because its affiliate, GWL&A, is the issuer of the Guarantee.

Response

The disclosure is designed to notify the reader of MCM's potential conflict of interest related to managing the Portfolios in light of the fact that GWL&A, as issuer of the Guarantee, could have an interest in the quality and character of investments being made in the Portfolio.  Recently, the SEC has encouraged registrants to disclose potential conflicts of interest.1  The disclosure, therefore, is designed to address this potential conflict of interest, similar to disclosure found in other mutual fund prospectuses that now routinely disclose potential conflicts of:

1 See, e.g., Enhanced Disclosure and New Prospectus Delivery Option for Registered Open-End Management Investment Companies, Investment Company Act Release No. 28584 (Jan. 13, 2009); and Disclosure Regarding Portfolio Managers of Registered Management Investment Companies, Investment Company Act Release No. 26533 (Aug. 23, 2004).

•	managers of funds of funds in allocating among affiliated and unaffiliated underlying funds;
•	managers of funds with asset-based fees and other accounts with performance based fees; and
•	broker-dealers who sell fund shares and also receive revenue sharing.

Comment No. 5

For each risk described under the heading "Principal Investment Risks," there should be disclosure of a corresponding principal strategy.

Response

The Portfolios are fund of funds that pursue their investment objective by investing in other mutual funds.  Accordingly, the Fund submits that the existing disclosure of investments in Underlying Portfolios is consistent with Form N-1A, Item 4(b)(1), which calls for disclosure of the "particular type or types of securities in which the Fund principally invests or will invest."   Regarding investment risks, Form N-1A, Item 4(c), calls for disclosure of the "risks to which the Fund's particular portfolio as a whole is expected to be subject."  The Fund submits that the Portfolios are expected to be subject to the risks of securities in which the Underlying Portfolios invest, and accordingly, it is appropriate to include the risks of these securities in the prospectus.

Comment No. 6

Disclose (on page 4 for the Balanced Portfolio, and page 5 for the Lifetime Portfolios), if applicable, the risks and speculative nature of investing in certain (more speculative) fixed income securities.  If fixed income risk disclosure similar to that on page 8 of the Maxim Target Date Fund prospectus (filed on February 13, 2009) does not apply, tell the staff why it should not be included.

Response

The Fund submits that the existing disclosure of the principal investment risks is appropriate in light of the Underlying Portfolios in which the Portfolios currently plan to invest.  The only underlying bond portfolio in which the Portfolios currently plan to invest is the Maxim Bond Index Portfolio (see Appendix A), which does not include junk bonds as a principal investment risk.  Accordingly, junk bonds are not considered a principal investment risk of the Portfolios.

Comment No. 7

Make the standard “Tandy” representations in the EDGAR correspondence.

Response

As requested by Mr. Patrick Scott of the Commission’s Office of Insurance Products, the Fund hereby acknowledges as follows:

•	The Fund is responsible for the adequacy and accuracy of the disclosure in the filing;

•
Comments by the Commission staff or changes to disclosure in response to staff comments in the filing reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and

•
The Fund may not assert staff comments as a defense to any action initiated by the Commission under the federal securities laws of the United States, except to the extent otherwise legally permissible.

II.  ADDITIONAL INFORMATION

The Fund submits that the changes described above are appropriate to be reflected in an amendment pursuant to Rule 485(b) under the 1933 Act.  Contemporaneously herewith, the Fund is providing to Mr. Patrick Scott a courtesy paper copy of the prospectuses included in the Amendment, which is marked to show all changes from the prospectuses for the Portfolios included in Post-Effective Amendment No. 98.

Please note that on October 23, 2009 the Fund filed Post-Effective Amendment No. 99 to the Registration Statement to delay the effectiveness of the Amendment until October 29, 2009.

If you have any questions, please contact me at (303) 737-4675, Chip Lunde of Jorden Burt LLP at (202) 965-8139, or Ann B. Furman of Jorden Burt LLP at (202) 965-8130.

Very truly yours,

/s/ Ryan L. Logsdon

Ryan L. Logsdon
Assistant Vice President & Counsel
Great-West Life & Annuity Insurance Company

cc:           Patrick F. Scott, Esq.
Ann B. Furman, Esq.
Chip Lunde, Esq.